Quarterly Holdings Report
for

Fidelity Freedom® Blend 2050 Fund

June 30, 2019

FBF-Y50-QTLY-0819
1.9892479.100

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	2,137,275	$32,572,067
Fidelity Series Commodity Strategy Fund (a)	1,841,319	8,672,613
Fidelity Series Large Cap Growth Index Fund (a)	2,403,624	25,334,196
Fidelity Series Large Cap Stock Fund (a)	1,697,748	25,432,266
Fidelity Series Large Cap Value Index Fund (a)	3,691,874	47,588,258
Fidelity Series Small Cap Opportunities Fund (a)	930,416	12,969,999
Fidelity Series Value Discovery Fund (a)	1,174,564	15,081,399
TOTAL DOMESTIC EQUITY FUNDS
(Cost $163,740,612)		167,650,798

International Equity Funds - 32.8%
Fidelity Series Canada Fund (a)	268,327	2,930,126
Fidelity Series Emerging Markets Fund (a)	305,766	2,938,414
Fidelity Series Emerging Markets Opportunities Fund (a)	1,382,142	26,385,088
Fidelity Series International Growth Fund (a)	1,471,300	23,952,768
Fidelity Series International Index Fund (a)	642,327	6,532,461
Fidelity Series International Small Cap Fund (a)	365,976	5,939,789
Fidelity Series International Value Fund (a)	2,440,233	23,499,442
Fidelity Series Overseas Fund (a)	7,283	73,121
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $89,432,968)		92,251,209

Bond Funds - 6.4%
Fidelity Series Corporate Bond Fund (a)	49,798	523,373
Fidelity Series Emerging Markets Debt Fund (a)	199,061	1,936,865
Fidelity Series Floating Rate High Income Fund (a)	43,573	405,227
Fidelity Series Government Bond Index Fund (a)	68,313	713,873
Fidelity Series High Income Fund (a)	216,394	2,060,067
Fidelity Series Inflation-Protected Bond Index Fund (a)	83,542	836,255
Fidelity Series Investment Grade Bond Fund (a)	66,079	755,282
Fidelity Series Investment Grade Securitized Fund (a)	50,771	525,481
Fidelity Series Long-Term Treasury Bond Index Fund (a)	974,207	9,069,871
Fidelity Series Real Estate Income Fund (a)	115,540	1,281,335
TOTAL BOND FUNDS
(Cost $17,379,654)		18,107,629

Short-Term Funds - 1.2%
Fidelity Cash Central Fund 2.42% (b)	49	49
Fidelity Series Government Money Market Fund 2.44% (a)(c)	763,791	763,791
Fidelity Series Short-Term Credit Fund (a)	46,947	471,813
Fidelity Series Treasury Bill Index Fund (a)	229,338	2,291,088
TOTAL SHORT-TERM FUNDS
(Cost $3,522,305)		3,526,741
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $274,075,539)		281,536,377
NET OTHER ASSETS (LIABILITIES) - 0.0%		(78,019)
NET ASSETS - 100%		$281,458,358

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$1,055,521	$32,248,983	$1,448,838	$--	$(4,210)	$720,611	$32,572,067
Fidelity Series Canada Fund	84,153	2,772,465	43,052	--	(91)	116,651	2,930,126
Fidelity Series Commodity Strategy Fund	220,094	8,908,948	285,638	--	(13,755)	(157,036)	8,672,613
Fidelity Series Corporate Bond Fund	16,200	570,009	82,069	4,450	268	18,965	523,373
Fidelity Series Emerging Markets Debt Fund	57,727	1,962,533	107,590	28,253	(935)	25,130	1,936,865
Fidelity Series Emerging Markets Fund	85,942	2,942,765	22,204	--	(540)	(67,549)	2,938,414
Fidelity Series Emerging Markets Opportunities Fund	778,683	25,374,475	200,099	--	(4,554)	436,583	26,385,088
Fidelity Series Floating Rate High Income Fund	13,148	411,791	20,405	5,969	(141)	834	405,227
Fidelity Series Government Bond Index Fund	22,448	855,801	183,253	3,938	1,222	17,655	713,873
Fidelity Series Government Money Market Fund 2.44%	22,152	765,833	24,194	2,927	--	--	763,791
Fidelity Series High Income Fund	100,406	2,053,701	114,520	31,972	(1,158)	21,638	2,060,067
Fidelity Series Inflation-Protected Bond Index Fund	26,459	832,532	43,340	831	421	20,183	836,255
Fidelity Series International Growth Fund	706,766	22,291,214	398,080	--	(664)	1,353,532	23,952,768
Fidelity Series International Index Fund	185,466	6,229,122	48,459	--	(665)	166,997	6,532,461
Fidelity Series International Small Cap Fund	184,820	5,678,801	95,199	--	(761)	172,128	5,939,789
Fidelity Series International Value Fund	697,133	22,515,289	195,765	--	(4,559)	487,344	23,499,442
Fidelity Series Investment Grade Bond Fund	23,752	893,081	180,269	5,474	979	17,739	755,282
Fidelity Series Investment Grade Securitized Fund	16,712	599,835	100,709	3,689	411	9,232	525,481
Fidelity Series Large Cap Growth Index Fund	826,189	25,031,112	1,348,632	31,499	(1,943)	827,470	25,334,196
Fidelity Series Large Cap Stock Fund	823,755	25,282,505	933,954	163,366	(7,532)	267,492	25,432,266
Fidelity Series Large Cap Value Index Fund	1,542,556	47,089,616	2,281,712	--	(32,841)	1,270,639	47,588,258
Fidelity Series Long-Term Treasury Bond Index Fund	311,708	9,966,448	1,847,379	66,111	82,336	556,758	9,069,871
Fidelity Series Overseas Fund	--	73,121	--	--	--	--	73,121
Fidelity Series Real Estate Income Fund	41,263	1,295,504	75,306	17,810	502	19,372	1,281,335
Fidelity Series Short-Term Credit Fund	22,157	470,698	25,262	3,215	67	4,153	471,813
Fidelity Series Small Cap Opportunities Fund	411,502	12,532,824	294,163	--	(11,884)	331,720	12,969,999
Fidelity Series Treasury Bill Index Fund	55,928	2,308,634	73,495	9,239	(88)	109	2,291,088
Fidelity Series Value Discovery Fund	488,066	14,902,714	589,360	--	(19,742)	299,721	15,081,399
Total	$8,820,706	$276,860,354	$11,062,946	$378,743	$(19,857)	$6,938,071	$281,536,328

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.